CREDIT FACILITY AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of parent company financials

PBF ENERGY COMPANY LLC (PARENT COMPANY)
BALANCE SHEETS
(in thousands)

	December 31, 2017	December 31, 2016
ASSETS
Current assets:
Cash and cash equivalents	$16,481	$44,526
Other current assets	22	17
Total current assets	16,503	44,543
Intercompany note receivable	—	—
Investment in subsidiaries	2,713,202	2,108,422
Total assets	$2,729,705	$2,152,965

LIABILITIES AND EQUITY

Current liabilities:
Other current liabilities	$—	$368
Intercompany note payable	302,184	106,636
Total current liabilities	302,184	107,004

Total equity	2,427,521	2,045,961
Total liabilities and equity	$2,729,705	$2,152,965

PBF ENERGY COMPANY LLC (PARENT COMPANY)
STATEMENT OF OPERATIONS
(in thousands)
	Year Ended December 31,
	2017	2016	2015
Equity in earnings of subsidiaries	$506,469	$276,737	$226,262
Interest income, net	(6,392)	4,151	50
Net income	$500,077	$280,888	$226,312

Summary of long-term debt outstanding
Details on the catalyst leases at each of the Company's refineries as of December 31, 2017 are included in the following table:

	Annual lease fee	Annual interest rate	Expiration date
Paulsboro catalyst lease	$140	2.20%	December 2019
Delaware City catalyst lease	$210	1.95%	October 2019
Delaware City catalyst lease - Palladium	$30	2.05%	October 2019
Delaware City Bridge lease (Short Lease)	$3	1.69%	February 2018 (1)
Delaware City Bridge lease (Long Lease)	$117	1.69%	June 2018 (1)
Toledo catalyst lease	$178	1.75%	June 2020
Chalmette catalyst lease	$185	3.85%	November 2018 (2)
Chalmette catalyst lease	$171	2.20%	November 2019
Torrance catalyst lease	$143	1.78%	July 2019
Long-term debt outstanding consisted of the following:

	December 31, 2017	December 31, 2016
2025 Senior Notes	$725,000	$—
2020 Senior Secured Notes	$—	$670,867
2023 Senior Secured Notes	500,000	500,000
Revolving Loan	350,000	350,000
PBF Rail Term Loan	28,366	35,000
PBFX Revolving Credit Facility	29,700	189,200
PBFX Term Loan	—	39,664
PBFX Senior Notes	525,000	350,000
Rail Facility	—	—
Catalyst leases	59,048	45,969
Unamortized deferred financing costs	(34,459)	(32,466)
Unamortized premium on new PBFX 2023 Senior Notes	3,374	—
	2,186,029	2,148,234
Less—Current maturities	(10,987)	(39,664)
Long-term debt	$2,175,042	$2,108,570

Schedule of debt maturing in the next five years and thereafter	Debt maturing in the next five years and thereafter is as follows:

Year Ending December 31,
2017	$16,066
2018	412,610
2019	10,072
2020	28,366
2021	—
Thereafter	1,750,000
$2,217,114